Benefits and Interests of Directors (Tables)	12 Months Ended
Dec. 31, 2015
Benefits and interests of directors [abstract]
Directors' and chief executives' emoluments

	2015
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Share option	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Executive Directors
Wang Zhiqing	197	18	463	293	971
Gao Jinping	197	18	463	293	971
Ye Guohua	173	18	405	252	848
Jin Qiang	173	17	469	252	911
Guo Xiaojun	173	18	397	252	840

Independent non- executive directors
Cai Tingji	150	—	—	—	150
Zhang Yimin	150	—	—	—	150
Liu Yunhong	150	—	—	—	150
Du Weifeng	150	—	—	—	150

Supervisors
Kuang Yuxiang (a)	129	14	146	—	289
Zhang Jianbo (b)	48	3	287	—	338
Zuo Qiang	105	14	281	—	400
Li Xiaoxia	115	14	246	—	375

	1,910	134	3,157	1,342	6,543

(a)	Newly appointed as supervisor in April 2015.
(b)	Resigned as supervisor in March 2015.

	2016
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Share option	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Executive Directors
Wang Zhiqing	199	18	564	250	1,031
Gao Jinping	199	18	563	250	1,030
Ye Guohua (a)	175	18	490	215	898
Jin Qiang	239	18	490	215	962
Guo Xiaojun	175	18	484	215	892

Independent non- executive directors
Cai Tingji	150	—	—	—	150
Zhang Yimin	150	—	—	—	150
Liu Yunhong	150	—	—	—	150
Du Weifeng	150	—	—	—	150

Supervisors
Kuang Yuxiang (b)	140	11	320	—	471
Zuo Qiang	120	15	295	—	430
Li Xiaoxia	119	14	259	—	392

	1,966	130	3,465	1,145	6,706

(a)	Resigned in January 2017.
(b)	Resigned in July 2016.

	2017
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Share option	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Executive Directors
Gao Jinping	201	18	540	157	916
Jin Qiang	241	18	470	135	864
Guo Xiaojun	177	18	465	135	795
Wang Zhiqing (a)	184	16	525	—	725
Zhou Meiyun (b)	148	15	125	—	288
Ye Guohua (c)	15	2	13	—	30

Independent non- executive directors
Zhang Yimin	150	—	—	—	150
Liu Yunhong	150	—	—	—	150
Du Weifeng	150	—	—	—	150
Cai Tingji (d)	75	—	—	—	75
Li Yuanqin (e)	63	—	—	—	63
Pan Fei (f)	19	—	—	—	19

Supervisors
Zuo Qiang	128	15	348	—	491
Li Xiaoxia	127	14	313	—	454
Ma Yanhui (g)	63	3	43	—	109
Zheng Yunrui (h)	100	—	—	—	100
Pan Fei(i)	50	—	—	—	50
Cai Tingji (j)	50	—	—	—	50

	2,091	119	2,842	427	5,479

(a)	Resigned in November 2017.
(b)	Appointed in March 2017.
(c)	Resigned in January 2017.
(d)	Resigned in June 2017
(e)	Appointed in July 2017.
(f)	Appointed in July 2017 and resigned in August 2017.
(g)	Appointed in October 2017.
(h)	Appointed in January 2017.
(i)	Appointed in January 2017 and resigned in June 2017.
(j)	Appointed in July 2017.